Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventories
Inventories consist of the following:

As of December 31	2014	2015
(in thousands)	EUR	EUR

Raw materials	456,685	468,749
Work-in-process	1,477,041	1,481,387
Finished products	927,493	1,038,610

Inventories, gross	2,861,219	2,988,746
Allowance for obsolescence and/or lower market value	(311,382)	(415,016)
Inventories, net	2,549,837	2,573,730

Allowance for Obsolescence and/or Lower Market Value
A summary of activity in the allowance for obsolescence and/or lower market value is as follows:

Year ended December 31	2014	2015
(in thousands)	EUR	EUR

Balance at beginning of year	(261,598)	(311,382)
Addition for the year	(162,821)	(211,801)
Effect of changes in exchange rates	(8,848)	(10,451)
Utilization of the provision	121,885	118,618
Balance at end of year	(311,382)	(415,016)